UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

JUNE 30, 2007

Semiannual Report
to Shareholders

DWS EAFE® Equity Index Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund may not be able to replicate the MSCI EAFE®Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2007

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 is 0.53% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during the 1-year, 3-year, 5-year and 10-year periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Average Annual Total Returns as of 6/30/07
DWS EAFE® Equity Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	10.47%	26.36%	21.78%	16.96%	7.12%
MSCI EAFE® Index+	10.74%	27.00%	22.24%	17.73%	7.66%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/07	$ 17.74
12/31/06	$ 16.17
Distribution Information: Six Months as of 6/30/07: Income Dividends	$ .12
Institutional Class Lipper Rankings — International Multi-Cap Core Funds Category as of 6/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	199	of	353	57
3-Year	112	of	248	45
5-Year	87	of	190	46
10-Year	54	of	73	73

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] DWS EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30
Comparative Results as of 6/30/07
DWS EAFE® Equity Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,263,600	$1,805,900	$2,188,500	$1,988,800
	Average annual total return	26.36%	21.78%	16.96%	7.12%
MSCI EAFE® Index+	Growth of $1,000,000	$1,270,000	$1,826,700	$2,261,900	$2,092,000
	Average annual total return	27.00%	22.24%	17.73%	7.66%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe , Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,104.70
Expenses Paid per $1,000*	$ 2.45
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,022.46
Expenses Paid per $1,000*	$ 2.36
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.47%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, the portfolio management team discusses the recent market environment and DWS EAFE® Equity Index Fund's performance during the six-month period ended June 30, 2007.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How did DWS EAFE® Equity Index Fund perform during the first half of the year?

A: DWS EAFE® Equity Index Fund produced a total return of 10.47% (Institutional Class shares), compared with a return of 10.74% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index.1 The net impact of fair value pricing, transaction costs and fund expenses accounted for the difference in returns between the fund and the index. (Past performance is no guarantee of future results. Please see pages 4 and 5 for more complete performance information.)

1 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike fund returns, do not include fees or expenses. It is not possible to invest directly into an index.

Q: What were the primary factors affecting the international equity markets during the past six months?

A: The international markets delivered a robust gain during the past six months due to a confluence of positive factors. Global growth remained robust and continued to improve, most notably in Continental Europe. This, in turn, provided a firm underpinning for corporate profits. Further aiding the boom in the global markets was an abundance of liquidity (in other words, the cash available to be put to work in the financial markets). This led to both a surge in merger and acquisition activity and hearty performance from higher-risk asset classes such as the emerging markets. Stocks slumped twice during the semiannual period, in late February and again in June. In both cases, the sell-off was caused by uncertainty as to how the weakness in the US subprime mortgage sector would impact the broader global economy.

Aside from these speed bumps, US investors who diversified overseas were rewarded during the semiannual period, as the 10.74% return of the MSCI EAFE Index handily outpaced the 6.96% return of the Standard & Poor's 500® (S&P 500) Index.2 A key factor in the outperformance of international stocks was the rising value of overseas currencies relative to the US dollar. Since foreign shares are denominated in local country currencies, a gain in the value of the local currencies versus the dollar increases the value of the investment in US dollar terms.

2 The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: Which sectors and countries within the MSCI EAFE Index were the best and worst performers?

A: The top-performing sector was materials, which reflects the fact that companies in this group continue to see their bottom lines boosted by rising commodities prices and China's booming demand for basic materials. Materials stocks returned over 25%, well above the return of the overall index. Among the leading contributors to performance within this sector were mining companies such as BHP Billiton Ltd., Rio Tinto PLC and Anglo American PLC, as well as the steel company Mittel Steel Co. Industrials stocks also performed very well, due largely to the strength in global growth and the continued build-out of infrastructure in the emerging markets. Siemens AG, a German stock that gained nearly 50%, made the most significant contribution to index performance. The energy sector, which was bolstered by a surge in the price of crude oil during the second quarter, was a further source of strength. The large oil companies Royal Dutch Shell PLC, BP PLC and Total S.A. all were among the top 25 individual contributors to index performance during the first half of the year.

The most significant laggard was the health care sector, whose first-half return was barely positive due to weakness in pharmaceutical stocks. Sanofi-Aventis S.A. was the leading detractor from performance in this area. Also among the largest laggards were two sectors that are sensitive to interest rates: utilities and financials. With regard to the latter, the most significant negative impact on performance came from a number of Japanese banks, including Mitsubishi UFJ Financial Group Inc., Sumitomo Mitsui Financial Group Inc., Shinsei Bank Ltd. and Mizuho Financial Group Inc. All four stocks — along with a number of other Japanese financials — produced negative returns during the first half, sharply underperforming the broader market. The information technology and consumer discretionary sectors also lagged.

In terms of regional returns, Europe outperformed on the strength of excellent returns from both France and Germany. The Nordic region also performed very well, but equities in the UK — the largest country weighting in the MSCI EAFE Index — lagged slightly. The most notable underperformer was Japan, which was weighed down by concerns that the rebound in the country's economy was losing steam. The Japanese stocks within the benchmark returned 2.85%, sharply lagging the 10.74% return of the index as a whole.

Q: Have you made any changes to your investment approach?

A: We have made no changes in the fund's strategy. Our goal is to maintain a fully invested posture, replicating the return and risk characteristics of the index. To this end, all changes made to the index were incorporated in the fund in order to maintain proper tracking. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy. Going forward, we will continue to follow a passive strategy designed to provide returns that approximate those of the benchmark index.

Portfolio Summary

Geographic Diversification (Excludes Cash Equivalents)	6/30/07	12/31/06

Japan	21%	22%
United Kingdom	21%	22%
France	10%	9%
Germany	8%	7%
Switzerland	7%	7%
Australia	6%	6%
Netherlands	6%	6%
Spain	4%	4%
Italy	4%	4%
Other	13%	13%
	100%	100%
Sector Diversification (Excludes Cash Equivalents)	6/30/07	12/31/06

Financials	29%	30%
Industrials	12%	11%
Consumer Discretionary	12%	12%
Materials	9%	8%
Energy	8%	7%
Consumer Staples	8%	8%
Health Care	7%	7%
Utilities	5%	6%
Information Technology	5%	6%
Telecommunication Services	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2007 (12.7% of Net Assets)	Country	Percent
1. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.9%
2. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.6%
3. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.5%
4. Vodafone Group PLC Provider of mobile telecommunication services	United Kingdom	1.3%
5. Total SA Produces, retires, transports and markets oil and natural gas	France	1.2%
6. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.2%
7. Nestle SA Producer and seller of food products	Switzerland	1.1%
8. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.1%
9. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	0.9%
10. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	0.9%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 13. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2007 (Unaudited)

	Shares	Value ($)

Common Stocks 98.0%
Australia 6.1%
ABC Learning Centres Ltd.	14,337	83,829
AGL Energy Ltd.	14,941	191,677
Alinta Ltd.	14,678	189,312
Alumina Ltd.	39,127	259,209
Amcor Ltd.	32,764	207,037
AMP Ltd.	64,898	556,526
Ansell Ltd.	2,546	26,315
APN News & Media Ltd.	5,974	29,614
Aristocrat Leisure Ltd.	11,798	143,304
Asciano Group*	18,776	161,252
ASX Ltd.	6,617	272,187
Australia & New Zealand Banking Group Ltd.	64,783	1,588,321
AXA Asia Pacific Holdings Ltd.	25,507	160,155
Babcock & Brown Ltd.	7,127	192,968
BHP Billiton Ltd.	121,592	3,629,189
Billabong International Ltd.	3,349	50,710
BlueScope Steel Ltd.	26,222	229,261
Boral Ltd.	20,006	147,817
Brambles Ltd.*	55,619	572,908
Caltex Australia Ltd.	3,811	76,439
Centro Properties Group	33,085	237,397
CFS Retail Property Trust (Units)	49,764	90,653
Coca-Cola Amatil Ltd.	19,460	157,279
Cochlear Ltd.	1,919	98,788
Coles Group Ltd.	41,261	562,116
Commonwealth Bank of Australia	44,458	2,077,991
Commonwealth Property Office Fund	53,396	75,589
Computershare Ltd.	14,173	135,090
CSL Ltd.	6,736	500,676
CSR Ltd.	31,897	93,836
DB RREEF Trust	78,866	131,105
Downer EDI Ltd.	6,015	37,343
Fairfax Media Ltd.	41,306	164,500
Fortescue Metals Group Ltd.*	3,125	89,404
Foster's Group Ltd.	71,633	387,291
Futuris Corp., Ltd.	19,889	46,901
Goodman Fielder Ltd.	5,658	11,622
GPT Group	77,456	303,861
Harvey Norman Holdings Ltd.	16,119	72,240
Iluka Resources Ltd.	2,531	13,170
ING Industrial Fund	34,464	68,111
Insurance Australia Group Ltd.	59,959	288,128
Investa Property Group	37,267	91,793
Leighton Holdings Ltd.	4,873	169,448
Lend Lease Corp., Ltd.	12,613	197,865
Lion Nathan Ltd.	12,132	95,116
Macquarie Airports	24,810	84,750
Macquarie Bank Ltd.	9,151	658,807
Macquarie Communications Infrastructure Group	8,565	45,868
Macquarie Goodman Group	51,497	292,409
Macquarie Infrastructure Group	96,251	292,493
Macquarie Office Trust	39,869	56,434
Mirvac Group	32,941	158,217
Multiplex Group	12,801	53,203
National Australia Bank Ltd.	55,215	1,915,330
Newcrest Mining Ltd.	12,364	238,441
Onesteel Ltd.	14,317	77,683
Orica Ltd.	11,848	299,366
Origin Energy Ltd.	34,017	286,512
Pacific Brands Ltd.	8,016	23,376
Paladin Resources Ltd.*	15,203	105,348
Paperlinx Ltd.	8,341	26,196
Perpetual Ltd.	1,300	86,110
Publishing & Broadcasting Ltd.	16,216	268,796
Qantas Airways Ltd.	28,624	135,752
QBE Insurance Group Ltd.	29,818	785,606
Rinker Group Ltd.	32,685	521,929
Rio Tinto Ltd.	10,217	851,029
Santos Ltd.	22,219	262,382
Sonic Healthcare Ltd.	9,366	119,297
Stockland (a)	52,700	362,359
Stockland* (a)	958	6,619
Suncorp Metway Ltd.	33,363	568,961
Symbion Health Ltd.	22,896	79,149
TABCORP Holding Ltd.	19,194	278,392
Tattersall's Ltd.	31,041	123,222
Telstra Corp., Ltd.	101,724	395,006
Telstra Corp., Ltd. (Installment Receipt)	46,882	123,513
Toll Holdings Ltd.	18,776	229,078
Transurban Group	39,952	270,648
Wesfarmers Ltd.	13,748	530,567
Westfield Group	57,113	962,669
Westpac Banking Corp., Ltd.	65,124	1,415,980
Woodside Petroleum Ltd.	16,883	651,276
Woolworths Ltd.	41,490	949,253
WorleyParsons Ltd.	5,139	147,505
Zinifex Ltd.	15,151	239,811
(Cost $14,335,159)		29,944,685
Austria 0.6%
Andritz AG	1,080	71,223
BWIN Interactive Entertainment AG*	560	18,597
Erste Bank der oesterreichischen Sparkassen AG	6,724	524,930
Flughafen Wien AG	250	24,675
Immoeast AG*	13,270	187,630
Immofinanz Immobilien Anlagen AG*	16,045	234,088
Mayr-Melnhof Karton AG	150	34,046
Meinl European Land Ltd.*	10,913	312,880
Oesterreichische Elektrizititaetswirtschafts AG "A"	2,790	142,602
OMV AG	5,930	395,712
Raiffeisen International Bank-Holding AG	1,210	191,589
RHI AG*	560	30,592
Telekom Austria AG	13,507	337,084
Voestalpine AG	3,630	304,374
Wiener Staedtische Versicherung AG	830	59,113
Wienerberger AG	2,560	188,783
(Cost $1,711,713)		3,057,918
Belgium 1.2%
Agfa Gevaert NV	4,004	103,382
Barco NV	214	19,869
Bekaert NV	369	53,995
Belgacom SA	5,610	248,376
Cofinimmo	119	22,618
Colruyt NV	515	107,331
Compagnie Maritime Belge SA	830	58,142
Delhaize Group	2,975	291,761
Dexia	18,975	592,660
Euronav SA	830	30,221
Fortis	41,951	1,776,490
Groupe Bruxelles Lambert SA	2,706	336,766
InBev NV	6,378	505,047
KBC Groep NV	6,196	830,989
Mobistar SA	744	63,348
Omega Pharma SA	424	36,778
SA D'Ieteren NV	90	40,225
Solvay SA	2,266	356,333
UCB SA	4,084	241,475
Umicore	935	202,391
(Cost $3,204,824)		5,918,197
Bermuda 0.1%
Frontline Ltd.	1,700	78,032
SeaDrill Ltd.*	9,100	194,767
(Cost $165,638)		272,799
China 0.0%
Shui On Land Ltd.	41,000	36,693
Tencent Holdings Ltd.	28,000	112,402
Tingyi (Cayman Islands) Holding Corp.	44,000	50,820
(Cost $209,363)		199,915
Denmark 0.8%
A P Moller-Maersk AS	38	457,197
Bang & Olufsen AS "B"	261	31,129
Carlsberg AS "B"	1,350	163,293
Coloplast AS "B"	812	65,860
Dampskibsselskabet Torm AS	870	32,411
Danisco AS	1,826	136,304
Danske Bank AS	16,134	661,240
DSV AS	6,480	126,489
FLSmidth & Co. AS "B"	1,962	153,955
GN Store Nord AS*	7,253	85,347
H. Lundbeck AS	1,617	40,906
Jyske Bank AS (Registered)*	2,177	156,506
NKT Holding AS	557	55,159
Novo Nordisk AS "B"	8,337	907,984
Novozymes AS "B"	1,768	204,949
Ostasiatiske Kompagni	461	25,376
Sydbank AS	1,965	93,826
Topdanmark AS*	613	104,579
Trygvesta AS	910	71,302
Vestas Wind Systems AS*	6,594	431,891
William Demant Holding AS*	765	75,499
(Cost $1,653,010)		4,081,202
Finland 1.6%
Amer Sports Oyj	2,100	51,894
Cargotec Corp. "B"	1,200	73,805
Elisa Oyj "A"	5,062	138,039
Fortum Oyj	15,326	478,644
KCI Konecranes Oyj	900	37,570
Kesko Oyj "B"	2,834	188,160
Kone Oyj "B"	3,008	189,505
Metso Oyj	4,724	277,417
Neste Oil Oyj	5,123	200,710
Nokia Oyj	142,581	4,008,296
Nokian Renkaat Oyj	3,100	108,466
Oko Bank "A"	2,300	42,629
Orion Oyj "B"	2,200	54,984
Outokumpu Oyj	4,200	141,482
Rautaruukki Oyj	2,400	153,428
Sampo Oyj "A"	15,226	437,704
SanomaWSOY Oyj	1,621	51,310
Stora Enso Oyj "R"	21,206	397,710
TietoEnator Oyj	2,240	72,182
UPM-Kymmene Oyj	19,537	482,242
Uponor Oyj	1,800	69,816
Wartsila Oyj "B"	2,302	151,304
YIT Oyj	3,400	106,744
(Cost $4,070,219)		7,914,041
France 9.6%
Accor SA	6,484	573,048
Aeroports de Paris	976	113,010
Air France	4,622	215,082
Air Liquide SA	8,570	1,124,618
Alcatel-Lucent	79,583	1,110,326
Alstom*	3,691	614,573
Atos Origin SA*	2,155	134,522
Axa	54,665	2,345,713
BNP Paribas	28,731	3,422,820
Bouygues SA	7,499	627,460
Business Objects SA*	2,513	98,066
Cap Gemini SA	5,045	368,952
Carrefour SA	20,985	1,471,951
Casino Guichard-Perrachon SA	1,216	122,802
CNP Assurances	1,552	198,245
Compagnie de Saint-Gobain	11,658	1,304,808
Compagnie Generale des Etablissements Michelin "B"	5,151	719,769
Credit Agricole SA	22,178	899,571
Dassault Systemes SA	1,772	111,478
Essilor International SA	3,418	407,106
France Telecom SA	57,499	1,579,016
Gaz De France	6,289	316,899
Gecina SA	556	92,936
Groupe Danone	15,598	1,258,913
Hermes International	2,448	277,370
Imerys SA	1,022	103,651
Klepierre	927	156,492
L'Oreal SA	8,840	1,044,802
Lafarge SA	5,306	965,471
Lagardere S.C.A.	4,255	369,772
LVMH Moet- Hennessy Louis Vuitton SA	8,652	997,172
M6 Metropole Television	416	13,545
Neopost SA	943	137,910
PagesJaunes SA	3,445	72,475
Pernod Ricard SA	3,112	688,491
PPR	2,792	487,031
PSA Peugeot Citroen	4,944	397,452
Publicis Groupe	5,334	233,487
Renault SA	6,555	1,050,921
Safran SA	5,325	136,111
Sanofi-Aventis	35,396	2,858,180
Schneider Electric SA	7,646	1,070,690
SCOR	2,183	59,253
Societe BIC SA	1,073	79,137
Societe des Autoroutes Paris-Rhin-Rhone	559	56,843
Societe Generale	12,847	2,373,968
Societe Television Francaise 1	4,061	140,482
Sodexho Alliance SA	2,959	211,756
Suez SA	34,780	1,986,803
Suez SA VVPR Strip*	3,124	42
Technip SA	3,470	286,320
Thales SA	2,531	154,509
Thomson	7,043	132,335
Total SA	74,534	6,050,409
Total SA VVPR Strip*	3,888	0
Unibail	2,711	692,425
Valeo SA	2,050	109,738
Vallourec SA	1,564	499,826
Veolia Environnement	12,282	959,938
Vinci SA	14,048	1,047,767
Vivendi	40,444	1,739,027
Zodiac SA	882	67,687
(Cost $26,356,294)		46,940,972
Germany 7.9%
Adidas AG	7,329	463,219
Allianz AG (Registered)	15,683	3,675,062
Altana AG	2,377	57,482
BASF AG	17,429	2,288,512
Bayer AG	25,301	1,916,733
Beiersdorf AG	3,087	219,444
Bilfinger Berger AG	1,345	118,675
Celesio AG	2,931	189,707
Commerzbank AG	21,909	1,050,143
Continental AG	4,665	658,045
DaimlerChrysler AG (Registered)	31,704	2,927,234
Deutsche Bank AG (Registered) (b)	18,029	2,623,721
Deutsche Boerse AG	7,170	812,381
Deutsche Lufthansa AG (Registered)	7,209	202,255
Deutsche Post AG (Registered)	27,360	888,945
Deutsche Postbank AG	2,606	229,208
Deutsche Telekom AG (Registered)	98,754	1,826,612
Douglas Holdings AG	849	55,232
E.ON AG	21,588	3,627,419
Fresenius Medical Care AG & Co.	6,102	281,651
Heidelberger Druckmaschinen AG	1,322	63,927
Hochtief AG	1,509	164,369
Hypo Real Estate Holding AG	4,620	299,260
Infineon Technologies AG*	27,075	450,398
IVG Immobilien AG	2,728	106,110
KarstadtQuelle AG*	2,059	69,760
Linde AG	3,877	467,725
MAN AG	4,026	579,797
Merck KGaA	2,319	318,985
Metro AG	5,828	484,367
MLP AG	1,150	22,030
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,516	1,378,953
Premiere AG*	1,539	36,432
Rheinmetall AG	1,001	92,778
RWE AG	15,510	1,656,127
Salzgitter AG	1,505	289,696
SAP AG	30,976	1,591,475
Siemens AG (Registered)	29,481	4,241,355
Solarworld AG	2,432	112,308
Suedzucker AG	1,245	27,671
ThyssenKrupp AG	11,910	709,748
TUI AG*	6,799	188,300
Volkswagen AG	6,003	958,374
Wincor Nixdorf AG	842	78,042
(Cost $20,120,466)		38,499,667
Gibraltar 0.0%
PartyGaming PLC* (Cost $54,079)	22,387	13,763
Greece 0.7%
Alpha Bank AE	13,633	429,510
Coca-Cola Hellenic Bottling Co. SA	3,910	179,870
Cosmote Mobile Telelcommunications SA	4,190	129,387
EFG Eurobank Ergasias	8,923	292,013
Hellenic Exchanges Holding SA	1,410	36,765
Hellenic Petroleum SA	3,920	63,170
Hellenic Technodomiki SA	3,910	51,294
Hellenic Telecommunications Organization SA*	11,360	351,730
Motor Oil (Hellas) Corinth Refineries SA	510	13,376
National Bank of Greece SA	14,207	813,876
OPAP SA	7,969	281,664
Piraeus Bank SA	9,060	331,514
Public Power Corp. (PPC)	3,486	98,227
Titan Cement Co. SA	2,040	118,106
Viohalco, Hellenic Copper and Aluminum Industry SA	3,290	51,105
(Cost $1,667,714)		3,241,607
Hong Kong 1.7%
ASM Pacific Technology Ltd.	5,000	36,230
Bank of East Asia Ltd.	48,483	271,652
Belle International Holdings Ltd.*	70,000	77,259
BOC Hong Kong (Holdings) Ltd.	132,000	311,993
Cathay Pacific Airways Ltd.	44,000	109,317
Cheung Kong (Holdings) Ltd.	53,000	694,894
Cheung Kong Infrastrucure Holdings Ltd.	10,000	36,902
CLP Holdings Ltd.	47,600	319,871
Esprit Holdings Ltd.	36,815	468,688
Foxconn International Holdings Ltd.*	78,000	222,507
Giordano International Ltd.	26,000	12,815
Hang Lung Properties Ltd.	75,000	257,901
Hang Seng Bank Ltd.	27,500	371,434
Henderson Land Development Co., Ltd.	33,000	224,784
Hong Kong & China Gas Co., Ltd.	129,675	273,284
Hong Kong Electric Holding Ltd.	49,500	250,073
Hong Kong Exchanges & Clearing Ltd.	38,000	537,645
Hopewell Holdings Ltd.	25,000	101,863
Hutchison Telecommunications International Ltd.	42,000	54,113
Hutchison Whampoa Ltd.	75,100	745,902
Hysan Development Co., Ltd.	13,660	36,344
Johnson Electric Holdings Ltd.	36,000	20,029
Kerry Properties Ltd.	16,352	102,860
Kingboard Chemical Holdings Ltd.	16,900	77,659
Li & Fung Ltd.	79,120	286,658
Link (REIT)	69,500	153,792
Melco International Development Ltd.	17,000	25,180
MTR Corp., Ltd.	45,403	107,905
New World Development Co., Ltd.	87,036	217,783
Orient Overseas International Ltd.	5,900	56,974
PCCW Ltd.	139,443	85,527
Shangri-La Asia Ltd.	44,499	107,308
Shun Tak Holdings Ltd.	18,000	26,491
Sino Land Co., Ltd.	40,971	85,314
Sun Hung Kai Properties Ltd.	48,297	581,922
Swire Pacific Ltd. "A"	30,000	336,287
Techtronic Industries Co., Ltd.	30,000	39,984
Television Broadcasts Ltd.	9,000	63,310
Wharf Holdings Ltd.	46,102	184,511
Wing Hang Bank Ltd.	5,000	54,951
Yue Yuen Industrial (Holdings) Ltd.	21,000	65,137
(Cost $5,306,016)		8,095,053
Ireland 1.0%
Allied Irish Banks PLC	31,005	842,848
Bank of Ireland PLC (a)	25,729	518,001
Bank of Ireland PLC (a)	8,280	167,785
C&C Group PLC	13,073	175,354
CRH PLC	18,788	927,170
DCC PLC	2,974	100,304
Depfa Bank PLC	10,343	183,131
Elan Corp. PLC*	17,774	388,612
Experian Group Ltd.	36,994	466,070
Grafton Group PLC (Units)*	6,932	98,897
Greencore Group PLC	4,345	32,854
IAWS Group PLC	3,475	72,791
Independent News & Media PLC	19,065	96,596
Irish Life & Permanent PLC	9,885	248,987
Kerry Group PLC "A"	3,677	102,651
Kingspan Group PLC	4,034	112,806
Paddy Power PLC	1,301	40,561
Ryanair Holdings PLC*	10,294	68,688
(Cost $2,933,723)		4,644,106
Italy 3.7%
Alleanza Assicurazioni SpA	15,390	200,828
Assicurazioni Generali SpA	36,784	1,472,763
Autogrill SpA	3,093	65,443
Autostrade SpA	9,427	313,347
Banca Monte dei Paschi di Siena SpA	33,891	228,894
Banca Popolare di Milano Scarl	14,402	219,357
Banco Popolare di Verona e Novara	18,257	524,132
Bulgari SpA	3,349	53,711
Capitalia SpA	59,957	594,191
Enel SpA	150,737	1,623,581
Eni SpA	90,248	3,271,230
Fiat SpA	25,125	747,417
Finmeccanica SpA	10,294	315,636
Fondiaria-Sai SpA	2,010	97,087
Intesa Sanpaolo	267,859	1,992,014
Intesa Sanpaolo (RNC)	34,089	237,976
Italcementi SpA	2,001	61,736
Lottomatica SpA	2,109	83,889
Luxottica Group SpA	4,890	189,949
Mediaset SpA	26,726	275,768
Mediobanca SpA	17,703	401,853
Mediolanum SpA	6,085	50,549
Mondadori (Arnoldo) Editore SpA	3,666	35,865
Parmalat SpA	49,569	209,555
Pirelli & C. Accomandita per Azioni*	84,527	100,641
SeatPagine Gialle SpA	129,754	77,839
Snam Rete Gas SpA	33,626	198,762
Telecom Italia SpA	375,253	1,030,108
Telecom Italia SpA (Saving Shares)	197,928	438,746
Terna SpA	33,898	117,110
UniCredito Italiano SpA	271,279	2,416,711
Unione di Banche Italiane SCPA	20,274	514,545
(Cost $11,015,632)		18,161,233
Japan 20.9%
Access Co., Ltd.*	3	9,055
ACOM Co., Ltd.	2,300	82,519
Aderans Co., Ltd.	1,900	39,974
Advantest Corp.	5,300	231,410
AEON Co., Ltd.	22,600	419,288
AEON Credit Services Co., Ltd.	2,730	43,307
AEON Mall Co., Ltd.	1,100	33,743
Aiful Corp.	1,950	55,995
Aisin Seiki Co., Ltd.	6,700	245,712
Ajinomoto Co., Inc.	23,000	265,242
Alfresa Holdings Corp.	1,000	69,730
All Nippon Airways Co., Ltd.	25,000	95,040
Alps Electric Co., Ltd.	6,000	59,884
Amada Co., Ltd.	15,000	187,536
Aoyama Trading Co., Ltd.	2,200	67,603
Asahi Breweries Ltd.	16,100	249,479
Asahi Glass Co., Ltd.	33,000	444,615
Asahi Kasei Corp.	43,000	282,135
Asatsu-DK, Inc.	1,100	37,250
ASICS Corp.	3,000	36,991
Astellas Pharma, Inc.	19,200	835,245
Autobacs Seven Co., Ltd.	1,100	34,301
Bank of Yokohama Ltd.	45,000	314,888
Benesse Corp.	1,900	55,034
Bridgestone Corp.	22,600	484,604
Canon Marketing Japan, Inc.	2,000	40,914
Canon, Inc.	37,300	2,188,893
Casio Computer Co., Ltd.	9,200	143,586
Central Glass Co., Ltd.	9,000	50,322
Central Japan Railway Co.	57	600,029
Chiyoda Corp.	5,000	95,025
Chubu Electric Power Co., Inc.	22,800	605,174
Chugai Pharmaceutical Co., Ltd.	8,000	143,757
Citizen Watch Co., Ltd.	9,300	83,717
COMSYS Holdings Corp.	3,000	34,743
Credit Saison Co., Ltd.	6,300	162,565
CSK Holdings Corp.	2,100	73,831
Dai Nippon Printing Co., Ltd.	23,000	343,238
Daicel Chemical Industries Ltd.	6,000	39,007
Daido Steel Co., Ltd.	8,000	54,357
Daiichi Sankyo Co., Ltd.	25,200	669,622
Daikin Industries Ltd.	8,700	316,390
Daimaru, Inc.	9,000	107,310
Dainippon Ink & Chemical, Inc.	21,000	81,120
Dainippon Screen Manufacturing Co., Ltd.	5,000	37,655
Daito Trust Construction Co., Ltd.	2,700	128,465
Daiwa House Industry Co., Ltd.	18,000	256,707
Daiwa Securities Group, Inc.	49,000	520,336
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	76,337
Denso Corp.	17,600	688,402
DENTSU, Inc.	69	195,468
Dowa Holdings Co., Ltd.	9,000	95,434
eAccess Ltd.	30	17,901
East Japan Railway Co.	121	931,071
Ebara Corp.	8,000	36,726
EDION Corp.	1,000	12,965
Eisai Co., Ltd.	8,900	388,639
Electric Power Development Co., Ltd.	4,700	186,281
Elpida Memory, Inc.*	2,400	105,593
FamilyMart Co., Ltd.	2,300	60,614
FANUC Ltd.	6,900	710,858
Fast Retailing Co., Ltd.	1,900	135,075
Fuji Electric Holdings Co., Ltd.	13,000	66,061
Fuji Television Network, Inc.	21	42,257
Fujifilm Holdings Corp.	17,600	787,108
Fujikura Ltd.	10,000	74,411
Fujitsu Ltd.	66,000	486,132
Fukuoka Financial Group, Inc.*	17,000	112,144
Hakuhodo Dy Holdings, Inc.	500	32,988
Hankyu Department Stores, Inc.	2,000	21,260
Hankyu Hanshin Holdings, Inc.	47,200	249,050
Haseko Corp.*	28,000	82,922
Hikari Tsushin, Inc.	500	20,979
Hino Motors Ltd.	6,000	35,889
Hirose Electric Co., Ltd.	900	118,208
Hitachi Chemical Co., Ltd.	3,400	76,774
Hitachi Construction Machinery Co., Ltd.	2,500	86,742
Hitachi High-Technologies Corp.	1,000	25,969
Hitachi Ltd.	120,000	848,535
Hokkaido Electric Power Co., Inc.	4,800	104,220
Hokugin Financial Group, Inc.	31,000	100,383
Honda Motor Co., Ltd.	54,600	1,989,646
House Food Corp.	3,000	46,043
Hoya Corp.	14,100	466,667
IBIDEN Co., Ltd.	3,900	251,124
Idemitsu Kosan Co., Ltd.	1,000	111,990
INPEX Holdings, Inc.	32	298,235
Isetan Co., Ltd.	7,700	126,342
Ishikawajima-Harima Heavy Industries Co., Ltd.	50,000	182,542
ITO EN Ltd.	1,600	52,550
Itochu Corp.	55,000	634,714
Itochu Techno-Solutions Corp.	800	31,296
JAFCO Co., Ltd.	600	27,510
Japan Airlines Corp.*	19,000	35,684
Japan Prime Realty Investment Corp. (REIT)	10	39,003
Japan Real Estate Investment Corp. (REIT)	16	187,940
Japan Retail Fund Investment Corp. (REIT)	12	103,988
Japan Steel Works Ltd.	10,000	151,930
Japan Tobacco, Inc.	161	793,973
JFE Holdings, Inc.	19,925	1,234,988
JGC Corp.	6,000	112,101
JS Group Corp.	9,348	189,254
JSR Corp.	7,200	173,402
JTEKT Corp.	7,100	128,180
Kajima Corp.	33,000	137,821
Kamigumi Co., Ltd.	6,000	52,009
Kaneka Corp.	8,000	66,904
Kansai Electric Power Co., Inc.	27,800	657,593
Kansai Paint Co., Ltd.	5,000	43,676
Kao Corp.	19,000	492,050
Kawasaki Heavy Industries Ltd.	51,000	207,970
Kawasaki Kisen Kaisha Ltd.	21,000	255,731
KDDI Corp.	84	622,372
Keihin Electric Express Railway Co., Ltd.	12,000	79,046
Keio Electric Railway Co., Ltd.	16,000	106,510
Keisei Electric Railway Co., Ltd.	5,000	29,224
Keyence Corp.	1,370	299,794
Kikkoman Corp.	6,000	89,096
Kinden Corp.	6,000	52,054
Kintetsu Corp.	43,900	132,195
Kirin Brewery Co., Ltd.	29,000	434,196
Kobe Steel Ltd.	97,000	368,261
Kokuyo Corp.	3,000	35,169
Komatsu Ltd.	32,200	932,639
Komori Corp.	2,000	46,789
Konami Co., Ltd.	3,200	73,339
Konica Minolta Holdings, Inc.	17,000	250,610
Kubota Corp.	42,000	339,063
Kuraray Co., Ltd.	15,000	175,892
Kurita Water Industries Ltd.	4,400	138,141
Kyocera Corp.	5,900	629,120
Kyowa Hakko Kogyo Co., Ltd.	10,000	94,251
Kyushu Electric Power Co.	13,200	345,246
Lawson, Inc.	1,900	65,655
Leopalace21 Corp.	5,000	170,572
Mabuchi Motor Co., Ltd.	1,200	73,417
Makita Corp.	4,000	178,893
Marubeni Corp.	59,000	484,022
Marui Co., Ltd.	10,400	131,343
Matsui Securities Co., Ltd.	1,900	16,928
Matsumotokiyoshi Co., Ltd.	2,100	46,059
Matsushita Electric Industrial Co., Ltd.	69,614	1,379,997
Matsushita Electric Works Ltd.	11,000	140,400
Mediceo Patac Holdings Co., Ltd.	5,100	78,167
Meiji Dairies Corp.	8,000	50,966
Meiji Seika Kaisha Ltd.	12,000	54,795
Meitec Corp.	1,100	31,553
Millea Holdings, Inc.	26,900	1,103,945
Minebea Co., Ltd.	8,000	45,127
Mitsubishi Chemical Holdings Corp.	44,000	404,870
Mitsubishi Corp.	47,900	1,251,668
Mitsubishi Electric Corp.	70,000	647,214
Mitsubishi Estate Co., Ltd.	42,000	1,138,396
Mitsubishi Gas Chemical Co., Inc.	17,000	155,065
Mitsubishi Heavy Industries Ltd.	116,000	742,545
Mitsubishi Logistics Corp.	5,000	82,355
Mitsubishi Materials Corp.	45,000	244,975
Mitsubishi Rayon Co., Ltd.	17,000	120,998
Mitsubishi UFJ Financial Group, Inc.	281	3,096,854
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	44,820
Mitsubishi UFJ Securities Co., Ltd.	7,000	78,380
Mitsui & Co., Ltd.	55,000	1,091,287
Mitsui Chemicals, Inc.	24,000	182,011
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	106,419
Mitsui Fudosan Co., Ltd.	29,000	813,805
Mitsui Mining & Smelting Co., Ltd.	19,000	88,518
Mitsui O.S.K. Lines Ltd.	39,000	527,764
Mitsui Sumitomo Insurance Co., Ltd.	43,260	555,428
Mitsui Trust Holdings, Inc.	23,100	201,304
Mitsukoshi Ltd.	13,000	65,103
Mitsumi Electric Co., Ltd.	1,400	50,064
Mizuho Financial Group, Inc.	332	2,292,387
Murata Manufacturing Co., Ltd.	7,800	585,954
Namco Bandai Holdings, Inc.	9,050	142,963
NEC Corp.	70,000	362,351
NEC Electronics Corp.*	1,800	47,284
NGK Insulators Ltd.	10,000	245,795
NGK Spark Plug Co., Ltd.	6,000	104,106
NHK Spring Co., Ltd.	3,000	28,889
Nichirei Corp.	9,000	46,344
Nidec Corp.	4,000	234,662
Nikko Cordial Corp.	13,900	181,525
Nikon Corp.	11,000	306,246
Nintendo Co., Ltd.	3,500	1,278,274
Nippon Building Fund, Inc. (REIT)	16	221,403
Nippon Electric Glass Co., Ltd.	10,000	175,589
Nippon Express Co., Ltd.	25,000	141,871
Nippon Meat Packers, Inc.	5,000	60,483
Nippon Mining Holdings, Inc.	31,000	296,472
Nippon Oil Corp.	45,000	417,582
Nippon Paper Group, Inc.	29	96,524
Nippon Sheet Glass Co., Ltd.	14,000	63,951
Nippon Shokubai Co., Ltd.	2,000	17,774
Nippon Steel Corp.	204,000	1,440,990
Nippon Telegraph & Telephone Corp.	171	757,748
Nippon Yusen Kabushiki Kaisha	40,000	367,670
Nishi-Nippon City Bank Ltd.	16,000	58,550
Nishimatsu Construction Co., Ltd.	5,000	17,624
Nissan Chemical Industries Ltd.	4,000	46,930
Nissan Motor Co., Ltd.	80,600	863,672
Nisshin Seifun Group, Inc.	5,000	49,444
Nisshin Steel Co., Ltd.	29,000	131,972
Nisshinbo Industries	3,000	41,851
Nissin Food Products Co., Ltd.	3,600	120,651
Nitori Co., Ltd.	700	34,892
Nitto Denko Corp.	6,100	307,003
NOK Corp.	3,300	69,636
Nomura Holdings, Inc.	62,500	1,213,055
Nomura Real Estate Holdings, Inc.	1,000	32,441
Nomura Real Estate Office Fund, Inc. (REIT)	6	64,627
Nomura Research Institute Ltd.	3,800	111,676
NSK Ltd.	18,000	185,895
NTN Corp.	13,000	111,953
NTT Data Corp.	50	237,410
NTT DoCoMo, Inc.	582	920,476
NTT Urban Development Corp.	25	48,318
Obayashi Corp.	21,000	114,512
Obic Co., Ltd.	200	39,526
Odakyu Electric Railway Co., Ltd.	25,000	153,820
Oji Paper Co., Ltd.	25,000	121,374
Oki Electric Industry Co., Ltd.*	15,000	27,841
OKUMA Corp.	3,000	47,471
Okumura Corp.	1,000	5,111
Olympus Corp.	8,000	311,435
Omron Corp.	6,400	167,758
Onward Kashiyama Co.	4,000	50,910
Oracle Corp.	1,100	48,459
Oriental Land Co., Ltd.	1,800	93,965
ORIX Corp.	3,240	851,032
Osaka Gas Co.	66,000	245,298
OSG Corp.	1,000	13,779
Otsuka Corp.	300	28,447
Park24 Co., Ltd.	1,400	14,056
Pioneer Corp.	5,400	73,495
Promise Co., Ltd.	2,700	83,284
Q.P. Corp.	2,000	19,200
Rakuten, Inc.	236	79,196
Resona Holdings, Inc.	209	498,696
Ricoh Co., Ltd.	25,000	576,973
ROHM Co., Ltd.	3,900	346,082
Ryohin Keikaku Co., Ltd.	400	24,735
Sanken Electric Co., Ltd.	2,000	19,317
Sankyo Co., Ltd.	1,300	54,758
Santen Pharmaceutical Co., Ltd.	2,000	48,606
Sanyo Electric Co., Ltd.*	50,000	81,821
Sapporo Hokuyo Holdings, Inc.	7	77,147
Sapporo Holdings Ltd.	5,000	31,757
SBI E*Trade Securities Co., Ltd.	48	50,825
SBI Holdings, Inc.	371	117,402
Secom Co., Ltd.	7,300	343,839
Sega Sammy Holdings, Inc.	6,000	96,981
Seiko Epson Corp.	3,300	95,623
Seino Holdings Co., Ltd.	4,000	37,811
Sekisui Chemical Co., Ltd.	14,000	108,013
Sekisui House Ltd.	19,000	253,015
Seven & I Holdings Co., Ltd.	29,400	839,016
Sharp Corp.	36,000	682,129
Shimachu Co., Ltd.	700	18,815
Shimamura Co., Ltd.	1,000	106,827
Shimano, Inc.	2,500	85,670
Shimizu Corp.	18,000	104,103
Shin-Etsu Chemical Co., Ltd.	14,600	1,041,618
Shinko Electric Industries Co., Ltd.	1,000	21,469
Shinko Securities Co., Ltd.	12,000	61,915
Shinsei Bank Ltd.	55,000	221,034
Shionogi & Co., Ltd.	9,000	146,651
Shiseido Co., Ltd.	13,000	277,521
Showa Denko KK	34,000	122,720
Showa Shell Sekiyu KK	5,000	61,972
SMC Corp.	2,200	292,794
Softbank Corp.	26,800	578,343
Sojitz Corp.	26,400	117,651
Sompo Japan Insurance, Inc.	30,000	367,370
Sony Corp.	35,100	1,803,637
Stanley Electric Co., Ltd.	4,700	102,008
Sumco Corp.	4,600	230,300
Sumitomo Bakelite Co., Ltd.	2,000	13,983
Sumitomo Chemical Co., Ltd.	59,000	395,199
Sumitomo Corp.	38,000	690,813
Sumitomo Electric Industries Ltd.	25,000	371,486
Sumitomo Heavy Industries Ltd.	20,000	226,041
Sumitomo Metal Industries Ltd.	141,000	827,681
Sumitomo Metal Mining Co., Ltd.	19,000	410,480
Sumitomo Mitsui Financial Group, Inc.	230	2,143,396
Sumitomo Osaka Cement Co., Ltd.	12,000	31,752
Sumitomo Realty & Development Co., Ltd.	14,000	454,877
Sumitomo Rubber Industries Ltd.	6,600	78,851
Sumitomo Titanium Corp.	400	37,197
Suzuken Co., Ltd.	1,900	59,385
T&D Holdings, Inc.	7,250	489,346
Taiheiyo Cement Corp.	29,000	128,180
Taisei Corp.	29,000	98,128
Taisho Pharmaceutical Co., Ltd.	5,000	99,124
Taiyo Nippon Sanso Corp.	6,000	46,310
Taiyo Yuden Co., Ltd.	4,000	92,648
Takara Holdings, Inc.	4,000	26,626
Takashimaya Co., Ltd.	13,000	164,180
Takeda Pharmaceutical Co., Ltd.	29,600	1,910,307
Takefuji Corp.	3,900	131,084
Tanabe Seiyaku Co., Ltd.	8,000	95,191
TDK Corp.	4,700	454,277
Teijin Ltd.	30,000	163,805
Terumo Corp.	6,300	243,116
The 77 Bank Ltd.	8,000	51,857
The Bank of Kyoto Ltd.	10,000	119,610
The Chiba Bank Ltd.	26,000	230,760
The Furukawa Electric Co., Ltd.	24,000	132,276
The Goodwill Group, Inc.	67	22,981
The Gunma Bank Ltd.	10,000	67,159
The Hachijuni Bank Ltd.	13,258	93,318
The Hiroshima Bank Ltd.	12,000	66,371
The Joyo Bank Ltd.	28,000	173,602
The Shizuoka Bank Ltd.	19,000	192,777
The Sumitomo Trust & Banking Co., Ltd.	46,000	435,956
The Suruga Bank Ltd.	6,000	75,620
THK Co., Ltd.	3,300	82,515
TIS, Inc.	1,000	22,911
Tobu Railway Co., Ltd.	24,000	108,243
Toda Corp.	6,000	31,867
Toho Co., Ltd.	4,300	77,822
Toho Titanium Co., Ltd.	1,000	40,435
Tohoku Electric Power Co., Inc.	14,800	331,355
Tokuyama Corp.	8,000	103,919
Tokyo Broadcasting System, Inc.	1,800	55,070
Tokyo Electric Power Co.	42,900	1,378,847
Tokyo Electron Ltd.	6,300	464,163
Tokyo Gas Co., Ltd.	84,000	398,007
Tokyo Seimitsu Co., Ltd.	600	23,131
Tokyo Steel Manufacturing Co., Ltd.	4,400	68,773
Tokyo Tatemono Co., Ltd.	12,000	148,934
Tokyu Corp.	39,000	260,728
Tokyu Land Corp.	16,000	169,842
TonenGeneral Sekiyu K.K.	9,000	87,763
Toppan Printing Co., Ltd.	20,000	214,738
Toray Industries, Inc.	48,000	354,850
Toshiba Corp.	110,000	957,326
Tosoh Corp.	15,000	83,166
TOTO Ltd.	10,000	86,434
Toyo Seikan Kaisha Ltd.	5,000	96,572
Toyo Suisan Kaisha Ltd.	2,000	36,035
Toyobo Co., Ltd.	20,000	57,161
Toyoda Gosei Co., Ltd.	900	25,366
Toyota Boshoku Corp.	1,000	25,244
Toyota Industries Corp.	6,700	310,685
Toyota Motor Corp.	93,800	5,914,438
Toyota Tsusho Corp.	8,600	198,366
Trend Micro, Inc.	4,000	129,030
Ube Industries Ltd.	29,000	89,189
Uni-Charm Co.	1,400	79,318
UNY Co., Ltd.	5,000	59,279
Ushio, Inc.	4,000	88,630
USS Co., Ltd.	800	50,920
Wacoal Holdings Corp.	4,000	49,274
West Japan Railway Corp.	60	279,529
Yahoo Japan Corp.	560	189,684
Yakult Honsha Co., Ltd.	3,000	75,856
Yamada Denki Co., Ltd.	3,100	323,236
Yamaha Corp.	5,000	103,673
Yamaha Motor Co., Ltd.	6,000	173,694
Yamato Holdings Co., Ltd.	13,000	183,646
Yamazaki Baking Co., Ltd.	5,000	42,649
Yaskawa Electric Corp.	5,000	56,809
Yokogawa Electric Corp.	6,000	80,495
ZEON Corp.	4,000	42,622
(Cost $71,696,393)		101,946,119
Luxembourg 0.0%
Stolt-Nielsen SA (Cost $40,304)	1,200	39,848
Netherlands 5.9%
ABN AMRO Holding NV	62,875	2,885,088
Aegon NV	51,172	1,006,069
Akzo Nobel NV	9,580	826,544
ASML Holding NV*	16,028	441,697
Buhrmann NV	3,658	55,963
Corio NV	1,310	102,790
European Aeronautic Defence & Space Co.	12,039	389,972
Fugro NV (CVA)	1,597	101,351
Hagemeyer NV	12,558	64,639
Heineken NV	8,740	513,360
ING Groep NV (CVA)	64,974	2,861,150
James Hardie Industries NV	11,685	85,882
Koninklijke (Royal) KPN NV	64,245	1,065,617
Koninklijke (Royal) Philips Electronics NV	39,795	1,687,028
Koninklijke Ahold NV*	55,462	695,860
Koninklijke Ahold NV (ADR)*	3,219	40,302
Koninklijke DSM NV	4,630	227,910
Mittal Steel Co., NV	30,926	1,932,976
Oce NV	1,840	35,843
QIAGEN NV*	3,029	54,208
Randstad Holdings NV	1,773	140,512
Reed Elsevier NV	23,413	446,323
Royal Dutch Shell PLC "A"	126,871	5,167,937
Royal Dutch Shell PLC "B"	94,503	3,946,340
Royal Numico NV	5,557	288,568
SBM Offshore NV	4,602	175,420
STMicroelectronics NV	24,790	479,304
TNT NV	15,428	695,757
Unilever NV (CVA)	58,520	1,819,763
Vedior NV	5,978	178,653
Wereldhave NV	579	80,628
Wolters Kluwer NV	10,029	306,023
(Cost $17,311,669)		28,799,477
New Zealand 0.2%
Auckland International Airport Ltd.	33,452	84,958
Contact Energy Ltd.	10,746	74,606
Fisher & Paykel Appliances Holdings Ltd.	4,480	12,007
Fisher & Paykel Corp., Ltd.	18,285	47,439
Fletcher Building Ltd.	17,031	162,053
Kiwi Income Property Trust	23,532	29,910
Sky City Entertainment Group Ltd.	17,085	66,792
Sky Network Television Ltd.	4,696	20,358
Telecom Corp. of New Zealand Ltd.	70,617	247,653
Vector Ltd.	3,419	7,166
(Cost $406,141)		752,942
Norway 0.9%
Aker Kvaerner ASA	6,250	157,357
Det Norske Oljeselskap ASA*	17,000	35,460
DNB NOR ASA	27,050	346,966
Marine Harvest*	62,700	67,470
Norsk Hydro ASA	24,550	943,435
Norske Skogindustrier ASA	5,071	73,027
Ocean Rig ASA*	3,100	22,924
Orkla ASA	30,070	565,175
Petroleum Geo-Services ASA*	5,950	147,230
Prosafe ASA	6,750	107,825
Renewable Energy Corp. AS*	5,200	200,359
Schibsted ASA	1,200	54,778
Statoil ASA	22,750	704,112
Storebrand ASA	8,450	130,740
Tandberg ASA	3,600	80,077
Telenor ASA*	29,900	583,556
TGS Nopec Geophysical Co. ASA*	2,650	53,993
Tomra Systems ASA	5,300	46,328
Yara International ASA	7,300	217,976
(Cost $1,979,212)		4,538,788
Portugal 0.4%
Banco BPI SA (Registered)	6,869	61,042
Banco Comercial Portugues SA	74,017	412,274
Banco Espirito Santo e Comercial de Lisboa SA	8,071	179,785
Brisa-Auto Estrada de Portugal SA	10,591	142,412
CIMPOR-Cimentos de Portugal	7,563	71,248
EDP — Energias de Portugal SA	71,647	395,410
Jeronimo Martins, SGPS, SA	7,940	46,871
Portugal Telecom, SGPS SA (Registered)	27,497	379,127
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	2,832	45,588
Sonae Industria-SGPS SA*	1,634	23,712
Sonae SGPS SA	24,104	68,162
(Cost $960,632)		1,825,631
Singapore 1.1%
Ascendas Real Estate Investment Trust (REIT)	36,750	70,524
Capitacommercial Trust (REIT)	41,000	78,402
Capitaland Ltd.	57,750	305,103
CapitaMall Trust (REIT)	41,300	113,924
Chartered Semiconductors Manufacturing Ltd.*	26,400	23,299
City Developments Ltd.	18,000	203,583
ComfortDelGro Corp., Ltd.	80,000	114,011
Cosco Corp., (Singapore) Ltd.	12,000	29,402
DBS Group Holdings Ltd.	40,513	602,519
Fraser and Neave Ltd.	33,300	118,633
Haw Par Corp., Ltd.	4,245	21,342
Jardine Cycle & Carriage Ltd.	5,890	60,449
Keppel Corp., Ltd.	39,500	322,123
Keppel Land Ltd.	13,000	74,359
Neptune Orient Lines Ltd.	20,000	69,151
Olam International Ltd.	7,000	14,092
Oversea-Chinese Banking Corp., Ltd.	84,008	501,525
Parkway Holdings Ltd.	18,450	48,246
SembCorp Industries Ltd.	29,449	109,542
SembCorp Marine Ltd.	19,000	60,763
Singapore Airlines Ltd.	20,000	245,378
Singapore Exchange Ltd.	32,000	204,374
Singapore Post Ltd.	28,000	23,209
Singapore Press Holdings Ltd.	58,758	178,161
Singapore Technologies Engineering Ltd.	55,000	129,418
Singapore Telecommunications Ltd.	285,301	633,014
Suntec Real Estate Investment Trust (REIT)	22,000	27,861
United Overseas Bank Ltd.	43,448	623,780
UOL Group Ltd.	16,544	62,749
Venture Corp., Ltd.	8,000	82,095
Wing Tai Holdings Ltd.	16,333	42,490
(Cost $2,734,395)		5,193,521
Spain 3.9%
Abertis Infraestructuras SA	8,048	249,810
Acciona SA	1,060	287,663
Acerinox SA	6,381	155,461
ACS, Actividades de Construccion y Servicios SA	7,593	483,897
Altadis SA	8,884	589,299
Antena 3 de Television SA*	2,383	49,611
Banco Bilbao Vizcaya Argentaria SA	123,182	3,010,480
Banco Popular Espanol SA	28,352	527,627
Banco Santander Central Hispano SA	216,577	3,984,463
Cintra Concesiones de Infraestructuras de Transporte SA	6,495	103,301
Ebro Puleva SA	2,061	44,357
Endesa SA	22,256	1,195,387
Fomento de Construcciones y Contratas SA	1,296	116,463
Gamesa Corporacion Tecnologica SA	5,075	184,320
Gas Natural SDG SA	5,560	338,713
Gestevision Telecinco SA	3,997	113,400
Grupo Ferrovial SA	1,974	194,001
Iberdrola SA (a)	8,077	447,251
Iberdrola SA (a)	21,698	1,211,673
Iberia Lineas Aereas de Espana SA	11,243	56,100
Indra Sistemas SA	3,458	86,205
Industria de Diseno Textil SA	7,828	461,750
Mapfre SA	17,228	85,224
Promotora de Informaciones SA (Prisa)	2,251	49,505
Repsol YPF SA	27,888	1,099,682
Sacyr Vallehermoso SA	3,290	157,582
Sociedad General de Aguas de Barcelona SA*	16	587
Sociedad General de Aguas de Barcelona SA "A"	1,673	61,375
Sogecable SA*	1,251	52,367
Telefonica SA	154,572	3,435,896
Union Fenosa SA	3,621	193,796
Zardoya Otis SA	3,179	124,787
Zeltia SA*	3,554	33,277
(Cost $9,658,801)		19,185,310
Sweden 2.5%
Alfa Laval AB	2,300	138,659
Assa Abloy AB "B"	13,200	291,149
Atlas Copco AB "A"	23,426	391,002
Atlas Copco AB "B"	13,452	210,806
Axfood AB	500	17,682
Billerud AB	1,000	15,165
Boliden AB	10,200	210,952
Castellum AB	6,000	72,400
Electrolux AB "B"	9,285	219,845
Eniro AB	11,100	140,568
Fabege AB	5,790	63,306
Getinge AB "B"	6,600	142,531
Hennes & Mauritz AB "B"	16,500	975,375
Hoganas AB "B"	600	17,803
Holmen AB "B"	1,900	80,281
Husqvarna AB "B"	12,385	175,879
Lundin Petroleum AB*	4,600	45,879
Modern Times Group MTG AB "B"	1,700	109,830
Nordea Bank AB	71,214	1,112,172
OMX AB	3,100	92,515
Oriflame Cosmetics SA (SDR)	400	18,799
Sandvik AB	35,325	713,197
SAS AB*	1,500	34,561
Scania AB "B"	15,000	365,362
Securitas AB "B"	11,900	188,874
Securitas Direct AB "B"*	11,900	32,131
Securitas Systems AB "B"	11,900	40,505
Skandinaviska Enskilda Banken AB "A"	17,294	557,448
Skanska AB "B"	11,100	236,803
SKF AB "B"	13,700	287,353
SSAB Svenskt Stal AB "A"	5,250	215,169
SSAB Svenskt Stal AB "B"	270	10,261
Svenska Cellulosa AB "B"	21,498	359,981
Svenska Handelsbanken AB "A"	18,383	514,753
Swedish Match AB	10,265	198,398
Tele2 AB "B"	12,300	200,714
Telefonaktiebolaget LM Ericsson "B"	515,000	2,054,366
TeliSonera AB	81,813	601,099
Trelleborg AB "B"	2,300	63,371
Volvo AB "A"	16,550	338,575
Volvo AB "B"	38,900	772,426
Wihlborgs Fastigheter AB	1,158	20,399
(Cost $5,326,658)		12,348,344
Switzerland 6.8%
ABB Ltd. (Registered)	73,155	1,646,180
Adecco SA (Registered)	4,509	348,048
Ciba Specialty Chemicals AG (Registered)	2,786	180,676
Clariant AG (Registered)*	6,750	109,163
Compagnie Financiere Richemont AG "A" (Unit)	18,132	1,083,182
Credit Suisse Group (Registered)	38,089	2,701,432
Geberit AG (Registered)	1,370	233,752
Givaudan SA	190	187,612
Holcim Ltd. (Registered)	7,213	780,177
Kudelski SA (Bearer)	1,000	34,954
Kuehne & Nagel International AG (Registered)	1,506	138,710
Kuoni Reisen AG (Registered) "B"	46	27,617
Logitech International SA (Registered)*	4,867	128,966
Lonza Group AG (Registered)	1,150	105,547
Nestle SA (Registered)	13,894	5,276,985
Nobel Biocare Holding AG	100	32,665
Nobel Biocare Holding AG (Bearer)	809	264,157
Novartis AG (Registered)	80,516	4,532,081
OC Oerlikon Corp. AG (Registered)*	276	146,263
Phonak Holding AG (Registered)	1,615	145,090
PSP Swiss Property AG*	978	54,810
Rieter Holdings AG	95	49,618
Roche Holding AG (Genusschein)	24,211	4,294,872
Schindler Holding AG	1,223	81,084
SGS Holdings SA (Registered)	187	221,308
Straumann SA (Registered)	150	42,185
Sulzer AG (Registered)	121	156,393
Swatch Group AG (Bearer)	1,202	341,347
Swatch Group AG (Registered)	1,800	101,822
Swiss Life Holding (Registered)*	1,044	275,143
Swiss Re (Registered)	11,909	1,085,447
Swisscom AG (Registered)	833	285,161
Syngenta AG (Registered)	3,671	715,772
Synthes, Inc.	1,787	214,474
UBS AG (Registered)	68,918	4,119,852
Xstrata PLC	20,812	1,241,561
Zurich Financial Services AG (Registered)	5,090	1,569,198
(Cost $17,603,207)		32,953,304
United Kingdom 20.4%
3i Group PLC	16,074	373,846
Acergy SA	6,700	150,593
Aegis Group PLC	28,210	77,139
Aggreko PLC	6,870	78,490
AMEC PLC	13,274	155,752
Amvescap PLC	29,129	375,499
Anglo American PLC	51,586	3,019,705
ARM Holdings PLC	42,554	124,437
Arriva PLC	6,842	93,815
AstraZeneca PLC	52,602	2,819,021
Aviva PLC	89,841	1,334,181
BAE Systems PLC	115,715	937,526
Balfour Beatty PLC	16,719	147,070
Barclays PLC	226,890	3,148,685
Barratt Developments PLC	10,885	215,343
BBA Aviation PLC	13,782	74,739
Bellway PLC	3,686	92,659
Berkeley Group Holdings PLC*	3,365	119,653
BG Group PLC	118,971	1,953,143
BHP Billiton PLC	82,789	2,296,030
Biffa PLC	10,112	54,700
Bovis Homes Group PLC	3,176	56,522
BP PLC	669,173	8,061,710
British Airways PLC*	20,939	174,819
British American Tobacco PLC	53,961	1,833,804
British Energy Group PLC*	35,143	380,447
British Land Co. PLC (REIT)	18,758	501,978
British Sky Broadcasting Group PLC	40,951	524,836
Brixton PLC	6,007	52,514
BT Group PLC	282,918	1,879,941
Bunzl PLC	12,437	172,156
Burberry Group PLC	15,991	218,510
Cadbury Schweppes PLC	72,262	983,212
Capita Group PLC	21,988	318,673
Carnival PLC	6,183	294,422
Carphone Warehouse PLC	8,969	58,938
Cattles PLC	9,734	76,153
Centrica PLC	126,049	977,224
Charter PLC*	4,272	94,286
Close Brothers Group PLC	3,119	53,490
Cobham PLC	35,339	143,466
Compass Group PLC	71,400	493,602
Cookson Group PLC	4,599	65,090
CSR PLC*	3,281	51,368
Daily Mail & General Trust "A"	8,909	136,002
Davis Service Group PLC	3,601	44,776
De Lau Rue PLC	3,496	54,428
Diageo PLC	93,964	1,951,870
DSG International PLC	67,855	215,477
Electrocomponents PLC	13,826	72,938
EMAP PLC	6,146	100,707
EMI Group PLC	25,356	136,204
Enterprise Inns PLC	21,052	289,920
First Choice Holidays PLC	14,230	90,548
FirstGroup PLC	15,837	209,909
FKI PLC	16,691	42,076
Friends Provident PLC	55,115	197,459
Galiform PLC*	10,649	28,837
George Wimpey PLC	11,293	112,908
GKN PLC	21,368	170,434
GlaxoSmithKline PLC	199,063	5,214,674
Great Portland Estates PLC	3,778	50,043
Group 4 Securicor PLC	43,800	184,348
Hammerson PLC	10,204	292,054
Hanson PLC	23,987	518,473
Hays PLC	56,036	191,006
HBOS PLC	128,717	2,531,803
Home Retail Group	31,003	284,865
HSBC Holdings PLC	400,459	7,337,737
ICAP PLC	18,040	177,810
IMI PLC	11,801	140,327
Imperial Chemical Industries PLC	43,171	537,506
Imperial Tobacco Group PLC	23,866	1,103,858
Inchcape PLC	16,109	160,428
InterContinental Hotel Group PLC	10,738	266,799
International Power PLC	53,904	463,769
Intertek Group PLC	5,316	104,226
Invensys PLC*	24,603	187,342
Investec PLC	10,776	138,076
ITV PLC	130,916	298,293
J Sainsbury PLC	51,514	602,342
Johnson Mathey PLC	7,439	251,108
Kelda Group PLC	8,420	158,953
Kesa Electricals PLC	14,930	93,500
Kingfisher PLC	80,883	365,699
Ladbrokes PLC	18,509	160,082
Land Securities Group PLC	15,783	549,352
Legal & General Group PLC	226,435	678,466
Liberty International PLC	9,706	221,840
Lloyds TSB Group PLC	192,384	2,150,069
LogicaCMG PLC	50,547	153,006
London Stock Exchange Group PLC	5,600	151,665
Man Group PLC	62,396	757,286
Marks & Spencer Group PLC	60,084	754,272
Meggitt PLC	19,017	117,080
Michael Page International PLC	8,751	91,999
Misys PLC	15,595	72,869
National Express Group PLC	3,467	73,617
National Grid PLC	92,903	1,371,880
Next PLC	8,117	325,402
Old Mutual PLC	186,459	628,159
Pearson PLC	29,033	488,989
Persimmon PLC	9,981	230,326
Premier Farnell PLC	7,443	29,661
Provident Financial PLC	8,907	124,343
Prudential PLC	85,697	1,220,385
Punch Taverns PLC	9,513	232,975
Rank Group PLC	11,931	44,411
Reckitt Benckiser PLC	21,421	1,172,922
Reed Elsevier PLC	45,482	587,394
Rentokil Initial PLC	65,950	210,971
Resolution PLC	23,955	299,266
Reuters Group PLC	45,769	569,993
Rexam PLC	20,867	208,204
Rio Tinto PLC	34,957	2,670,502
Rolls-Royce Group PLC*	65,078	699,922
Royal & Sun Alliance Insurance Group PLC	105,494	307,579
Royal Bank of Scotland Group PLC	327,701	4,144,358
SABMiller PLC	31,988	809,013
Schroders PLC	4,396	111,871
Scottish & Newcastle PLC	25,870	331,033
Scottish & Southern Energy PLC	30,437	881,337
Serco Group PLC	16,202	146,211
Severn Trent PLC	7,111	196,329
Signet Group PLC	55,336	115,018
Slough Estates PLC	14,738	183,924
Smith & Nephew PLC	33,327	412,417
Smiths Group PLC	13,663	324,532
SSL International PLC	3,036	26,429
Stagecoach Group PLC	12,780	46,415
Standard Life PLC	69,304	456,789
Tate & Lyle PLC	15,030	170,605
Taylor Woodrow PLC	17,689	127,365
Tesco PLC	276,210	2,312,235
The Sage Group PLC	43,592	203,968
Thomas Cook Group PLC*	15,210	98,960
Tomkins PLC	28,347	147,191
Travis Perkins PLC	3,582	135,909
Trinity Mirror PLC	8,191	86,193
Tullett Prebon PLC	4,955	44,222
Unilever PLC	44,433	1,433,928
United Business Media PLC	7,221	113,898
United Utilities PLC	31,698	449,502
Vodafone Group PLC	1,827,680	6,150,045
Whitbread PLC	7,008	247,556
William Hill PLC	11,248	137,811
Wolseley PLC	23,568	565,003
WPP Group PLC	42,036	628,833
Yell Group PLC	27,929	257,648
(Cost $60,893,388)		99,470,154
Total Common Stocks (Cost $281,414,651)		478,038,596

Warrants 0.0%
Japan
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	9,000	3,693

Preferred Stocks 0.3%
Belgium 0.0%
Fortis VVPR Strip* (Cost $2)	2,223	90
Germany 0.3%
Henkel KGaA	6,456	340,987
Porsche AG	290	516,280
ProSiebensat. 1 Media AG	3,181	125,325
RWE AG	1,157	115,889
Volkswagen AG	3,825	398,607
(Cost $714,338)		1,497,088
Italy 0.0%
Compagnia Assicuratrice Unipol SpA (Cost $82,384)	27,827	95,232
Total Preferred Stocks (Cost $796,724)		1,592,410

Rights 0.0%
Australia 0.0%
Westfield Group*(Cost $0)	4,966	1,937
France 0.0%
Veolia Environnement*(Cost $2)	6	7
Hong Kong 0.0%
New World Department Store China*(Cost $0)	478	0
Italy 0.0%
Unipol SpA (Cost $0)	27,827	0
Spain 0.0%
Zardoya Otis SA*(Cost $13,559)	3,179	12,176
Total Rights (Cost $13,561)		14,120

Cash Equivalents 0.3%
Cash Management QP Trust, 5.34% (c) (Cost $1,328,993)	1,328,993	1,328,993
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $283,553,929)+	98.6	480,977,812
Other Assets and Liabilities, Net	1.4	6,877,344
Net Assets	100.0	487,855,156
* Non-income producing security.
+ The cost for federal income tax purposes was $292,690,560. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $188,287,252. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $202,276,207 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,988,955.
(a) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b) Affiliated issuer. This security is owned in proportion with its representation in the index.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

REIT: Real Estate Investment Trust

RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (depreciation) ($)
DJ Euro Stock 50 Index	9/21/2007	57	3,428,069	3,483,169	55,100
FTSE 100 Index	9/21/2007	14	1,846,650	1,866,169	19,519
Hang Seng Stock Index	7/30/2007	2	281,135	279,760	(1,375)
SPI 200 Index	9/20/2007	3	406,963	399,123	(7,840)
TOPIX Index	9/13/2007	9	1,292,873	1,297,462	4,589
Total unrealized appreciation					69,993

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $282,224,936)	$ 479,648,819
Investment in Cash Management QP Trust (cost $1,328,993)	1,328,993
Total investments in securities, at value (cost $283,553,929)	480,977,812
Cash	1,420
Foreign currency, at value (cost $2,062,181)	1,934,622
Margin deposit	2,747,216
Receivable for Fund shares sold	1,299,151
Receivable for investments sold	914,331
Dividends receivable	874,707
Interest receivable	10,653
Receivable for variation margin on open futures contracts	69,993
Foreign taxes recoverable	431,880
Other assets	27,347
Total assets	489,289,132
Liabilities
Payable for investments purchased	332,783
Payable for Fund shares redeemed	792,037
Accrued management fee	106,301
Other accrued expenses and payables	202,855
Total liabilities	1,433,976
Net assets, at value	$ 487,855,156
Statement of Assets and Liabilities as of June 30, 2007 (Unaudited) (continued)
Net Assets
Net assets consist of: Undistributed net investment income	2,473,221
Net unrealized appreciation (depreciation) on: Investments	197,423,883
Futures	69,993
Foreign currency related transactions	(134,748)
Accumulated net realized gain (loss)	(38,927,901)
Paid-in capital	326,950,708
Net assets, at value	$ 487,855,156
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($487,855,156 ÷ 27,500,107 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 17.74
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $880,911)	8,231,415
Interest — Cash Management QP Trust	268,367
Interest	4,124
Total Income	8,503,906
Expenses: Investment management fee	556,538
Administration fee	222,615
Services to shareholders	30,096
Custodian fee	145,554
Auditing	31,675
Legal	11,060
Trustees' fees and expenses	7,662
Reports to shareholders	17,872
Registration fees	11,605
Other	25,169
Total expenses, before expense reductions	1,059,846
Expense reductions	(57)
Total expenses, after expense reductions	1,059,789
Net investment income	7,444,117
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,604,979
Futures	1,106,421
Foreign currency related transactions	481,700
3,193,100
Net unrealized appreciation (depreciation) during the period on: Investments	34,630,373
Futures	(142,037)
Foreign currency related transactions	(477,561)
34,010,775
Net gain (loss) on investment transactions	37,203,875
Net increase (decrease) in net assets resulting from operations	$ 44,647,992

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006 (a)
Operations: Net investment income (loss)	$ 7,444,117	$ 8,188,088
Net realized gain (loss) on investment transactions	3,193,100	5,932,994
Net unrealized appreciation (depreciation) during the period on investment transactions	34,010,775	64,936,734
Net increase (decrease) in net assets resulting from operations	44,647,992	79,057,816
Distributions to shareholders from: Net investment income	(3,091,059)	(8,673,136)
Fund share transactions: Proceeds from shares sold	87,824,383	69,840,868
Reinvestment of distributions	2,915,849	8,437,487
Cost of shares redeemed	(44,419,219)	(57,791,124)
Redemption fees	4,271	7,963
Net increase (decrease) in net assets from Fund share transactions	46,325,284	20,495,194
Increase (decrease) in net assets	87,882,217	90,879,874
Net assets at beginning of period	399,972,939	309,093,065
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $2,473,221 and $1,879,837, respectively)	$ 487,855,156	$ 399,972,939
(a) On January 13, 2006, the DWS EAFE® Equity Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Changes in Net Assets includes the DWS EAFE®Equity Index Fund's information as a stand-alone and feeder fund for the respective periods (See Note A in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 16.17	$ 13.15	$ 11.89	$ 10.35	$ 7.77	$ 9.46
Income (loss) from investment operations: Net investment income (loss)	.28[b]	.35[b]	.29[b]	.33	.17[b]	.16[b]
Net realized and unrealized gain (loss) on investment transactions	1.41	3.03	1.33	1.64	2.64	(1.72)
Total from investment operations	1.69	3.38	1.62	1.97	2.81	(1.56)
Less distributions from: Net investment income	(.12)	(.36)	(.33)	(.43)	(.23)	(.13)
Tax return of capital	—	—	(.03)	—	—	—
Total distributions	(.12)	(.36)	(.36)	(.43)	(.23)	(.13)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 17.74	$ 16.17	$ 13.15	$ 11.89	$ 10.35	$ 7.77
Total Return (%)	10.47**	25.69[c]	13.57[c]	19.42[c]	36.45[c]	(16.63)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	488	400	309	285	231	137
Ratio of expenses before expense reductions (%)	.47*	.55	.56	.58	.60	.65
Ratio of expenses after expense reductions (%)	.47*	.45	.40	.40	.40	.40
Ratio of net investment income (loss) (%)	3.35*	2.40	2.35	1.98	1.99	1.83
Portfolio turnover rate	1**	8[d]	16	12	6	10
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] On January 13, 2006, the DWS EAFE® Equity Index Portfolio was closed (see Note A in the Notes to Financial Statements). This ratio includes the purchases and sales of portfolio securities of the DWS EAFE® Equity Index Fund as a stand-alone fund in addition to the DWS EAFE® Equity Index Fund Portfolio.
* Annualized.
** Not annualized.
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

On August 8, 2005, the Board of Trustees approved dissolving the DWS EAFE® Equity Index Fund master-feeder structure, and converting the Fund to a stand-alone fund. On January 13, 2006, the Fund received net assets with a value of $304,728,559 which included net unrealized appreciation of $111,146,337 from the DWS EAFE® Equity Index Portfolio (the "Portfolio") in a tax free exchange for its beneficial ownership in the Portfolio. Activity prior to this conversion is included in the Financial Statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies as well as Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchange and the close of the New York Stock exchange.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund invests in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $37,921,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($8,796,000), December 31, 2009 ($14,050,000), December 31, 2010 ($14,930,000) and December 31, 2011 ($145,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, investments in futures, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments), aggregated $60,087,500 and $6,398,583, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and payable monthly at the annual rate of 0.25%.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services.

For the period from January 1, 2007 through April 30, 2007, the Advisor has contractually agreed to waive all or a portion of its fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.61% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, proxy, interest and organizational and offering expenses).

For the six months ended June 30, 2007, the Investment Advisory Fee charged to the Fund was $556,538, which has an annualized effective rate of 0.25%.

Administration Fee. Pursuant to the Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee of $222,615, of which $39,804 is unpaid

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"). DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund, DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. For the six months ended June 30, 2007, the amount charged to the Fund by DWS-SISC aggregated $27,775 of which $18,695 was unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $16,067, of which $11,495 is unpaid.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Fund has entered into an agreement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2007, the Fund's custodian fees were reduced by $57 for custodian credits earned.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of withdrawal requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold	5,212,413	$ 87,824,383	4,622,878	$ 69,840,868
Shares issued to shareholders in reinvestment of distributions	173,873	$ 2,915,849	527,343	$ 8,437,487
Shares redeemed	(2,626,397)	$ (44,419,219)	(3,914,325)	$ (57,791,124)
Redemption Fees		$ 4,271		$ 7,963
Net increase (decrease)	2,759,889	$ 46,325,284	1,235,896	$ 20,495,194

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Account Management Resources

Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 24, 2007